Related Party Transactions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jan. 24, 2024 USD ($)	Oct. 31, 2023	Oct. 17, 2023 USD ($)	Apr. 05, 2023 USD ($)	Apr. 27, 2021 USD ($)
Related Party Transactions [Line Items]
Number of operating lease			1
Operating lease right of use asset	$ 828,447		$ 828,447		$ 1,135,668
Operating lease liability	853,211		853,211		1,176,013
Revenue	14,711,826	$ 30,079,365	34,575,616	$ 48,810,854
Selling, general and administrative expense					120,000	$ 120,000
Payments to related parties
Related Party [Member]
Related Party Transactions [Line Items]
Revenue	6,997,626		15,810,395
Net of financing fees	3,127,622	0	6,983,841	0
Contract liabilities	9,900		9,900		1,160,848
Due to related party					75,000	0
Aggregate amount for due to related party					339,193	144,193
Sponsor [Member]
Related Party Transactions [Line Items]
Expenses incurred and paid					10,000
Related Party [Member]
Related Party Transactions [Line Items]
Operating lease cost	7,464	7,464	14,929	$ 14,929
Operating lease right of use asset	43,061		43,061		75,378
Operating lease liability	44,476		44,476		58,134
Revenue	15,810,395	0
Net of financing fees	6,983,841	0
Accounts receivable	819,212		819,212		396,488
Accrued expenses	784,527		784,527		2,415,966
Contract liabilities	9,900		$ 9,900		1,160,848
Solar Leasing [Member]
Related Party Transactions [Line Items]
Revenue	6,997,626	0
Net of financing fees	$ 3,127,622	$ 0
Promissory Notes with Related Party [Member]
Related Party Transactions [Line Items]
Maximum borrowing capacity of related party promissory note											$ 300,000
Borrowed amount											262,268
Outstanding balance of related party note											$ 90,922
Outstanding amount					171,346	171,346
Office Space Secretarial and Administrative Services [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Aggregate amount for due to related party					264,193	144,193
Working Capital Loans Warrant [Member]
Related Party Transactions [Line Items]
Loan conversion agreement warrant					$ 1,500,000
Price of warrant (in Dollars per share) | $ / shares					$ 1
Working capital loan
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount										$ 1,500,000
Debt instrument, interest rate, stated percentage
October 2023 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount									$ 2,500,000
Debt instrument, interest rate, stated percentage
Long-term debt, gross					$ 1,612,398
Forecast [Member] | January 2024 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount							$ 750,000
Debt instrument, interest rate, stated percentage